Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 891,910	$ 458,015
Trade and other receivables (note 3)	473,336	533,615
Inventories (note 4)	453,463	426,774
Prepaid expenses	61,290	58,024
Other assets (note 7)	30,820	3,893
Current assets	1,910,819	1,480,321
Non-current assets:
Property, plant and equipment (note 5)	4,197,509	4,411,768
Investment in associate (note 6)	101,438	184,249
Deferred income tax assets (note 16)	204,091	152,250
Other assets (note 7)	183,269	197,967
Non-current assets	4,686,307	4,946,234
Assets	6,597,126	6,426,555
Current liabilities:
Trade, other payables and accrued liabilities	546,305	771,867
Current maturities on long-term debt (note 8)	13,727	314,716
Current maturities on lease obligations (note 9)	122,744	120,731
Current maturities on other long-term liabilities (note 10)	46,840	94,992
Current liabilities	729,616	1,302,306
Non-current liabilities:
Long-term debt (note 8)	2,401,208	1,827,085
Lease obligations (note 9)	695,461	751,389
Other long-term liabilities (note 10)	150,462	154,918
Deferred income tax liabilities (note 16)	239,113	217,840
Non-current liabilities	3,486,244	2,951,232
Equity:
Capital stock 25,000,000 authorized preferred shares without nominal or par value Unlimited authorization of common shares without nominal or par value Issued and outstanding common shares at December 31, 2024 were 67,395,212 (2023 - 67,387,492)	392,201	391,924
Contributed surplus	1,950	1,838
Retained earnings	1,629,386	1,514,264
Accumulated other comprehensive income	70,022	22,901
Shareholders’ equity	2,093,559	1,930,927
Non-controlling interests	287,707	242,090
Total equity	2,381,266	2,173,017
Equity and liabilities	$ 6,597,126	$ 6,426,555